EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2017
Investments In Affiliates Subsidiaries Associates And Joint Ventures [Abstract]
EQUITY METHOD INVESTMENTS

NOTE 12: EQUITY METHOD INVESTMENTS

The Group has investments that are accounted for using the equity method of accounting. The summarized financial information below represents an aggregation of the Group’s non-subsidiary investees.

	2015	2016	2017
	Continuing Operations	Continuing Operations
	(EUR in millions)
Equity method investments	26	6	7
Revenue	55	54	54
Gross profit	11	10	11
Net earnings	4	-	1
Group’s equity in net earnings	2	1	1
Balance Sheet data as at December 31,
Current assets	57	37	37
Non-current assets	34	38	14
Current liabilities	12	11	12
Non-current liabilities	35	34	6
Net assets	44	30	32
Group’s equity in net assets	26	7	8

From January 1, 2016 NBG Funding Ltd is consolidated as 100.00% subsidiary due to the adoption of ASU 2015-02. The Group adopted the modified retrospective approach but due to the fact that in the previous periods NBG Funding Ltd was incorporated as a 100.00% equity method investment there was no impact to equity as of the beginning of the current period.